Bernstein Fund, Inc.

Schedule of Investments

International Small Cap Portfolio

December 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.4%
Industrials – 20.9%
Aerospace & Defense – 2.1%
Babcock International Group PLC(a)	1,431,128	$4,894,430
QinetiQ Group PLC	596,565	2,565,356
Saab AB - Class B	399,487	15,742,798

		23,202,584

Air Freight & Logistics – 0.5%
Cia de Distribucion Integral Logista Holdings SA	117,207	2,955,551
Mitsui-Soko Holdings Co., Ltd.	108,300	2,943,288

		5,898,839

Airlines – 0.5%
Wizz Air Holdings PLC(a) (b)	237,496	5,430,523

Building Products – 0.8%
Bunka Shutter Co., Ltd.	316,800	2,653,331
Fletcher Building Ltd.	1,526,150	4,569,235
Inwido AB	216,876	2,307,708

		9,530,274

Commercial Services & Supplies – 1.9%
Biffa PLC(b)	1,976,282	9,733,708
Downer EDI Ltd.	2,133,090	5,360,662
Intrum AB	75,520	913,982
Mitie Group PLC	2,955,964	2,649,752
Serco Group PLC	1,220,668	2,293,279

		20,951,383

Construction & Engineering – 1.9%
Balfour Beatty PLC	2,289,174	9,343,070
Hazama Ando Corp.	1,470,700	9,386,545
Veidekke ASA	279,699	2,751,658

		21,481,273

Electrical Equipment – 2.0%
Fuji Electric Co., Ltd.	208,000	7,849,766
Nexans SA	97,920	8,862,661
TKH Group NV	155,399	6,198,433

		22,910,860

Industrial Conglomerates – 1.0%
Bidvest Group Ltd. (The)	753,200	9,503,630
Nolato AB - Class B	423,673	2,221,272

		11,724,902

Machinery – 5.1%
Amada Co., Ltd.	1,308,100	10,186,633
ANDRITZ AG	50,985	2,918,488
ATS Corp.(a)	256,432	7,971,361
Duerr AG	209,095	7,005,225
Ebara Corp.	78,400	2,792,802
IMI PLC	108,467	1,694,020
Kawasaki Heavy Industries Ltd.	361,000	8,379,366
Morgan Advanced Materials PLC	677,890	2,577,438

Company	Shares	U.S. $ Value

Nabtesco Corp.	290,800	$7,375,958
NKT A/S(a)	51,917	2,930,898
Turk Traktor ve Ziraat Makineleri AS	108,809	3,831,020

		57,663,209

Marine – 0.2%
Golden Ocean Group Ltd.	237,951	2,081,167

Professional Services – 1.2%
BayCurrent Consulting, Inc.	77,600	2,415,687
Danel Adir Yeoshua Ltd.	22,013	1,727,913
Dip Corp.	283,900	8,119,082
NICE Information Service Co., Ltd.	108,024	1,047,366

		13,310,048

Road & Rail – 1.3%
Hamakyorex Co., Ltd.	100,300	2,391,883
Maruzen Showa Unyu Co., Ltd.	110,800	2,548,587
Redde Northgate PLC	461,870	2,300,517
Sakai Moving Service Co., Ltd.	74,200	2,436,110
Senko Group Holdings Co., Ltd.	372,800	2,733,375
Trancom Co., Ltd.	46,000	2,580,848

		14,991,320

Trading Companies & Distributors – 0.9%
Howden Joinery Group PLC	305,640	2,063,797
Inaba Denki Sangyo Co., Ltd.	124,900	2,555,616
Russel Metals, Inc.	105,225	2,236,614
Solar A/S - Class B	11,051	989,623
Yuasa Trading Co., Ltd.	95,500	2,621,606

		10,467,256

Transportation Infrastructure – 1.5%
Anhui Expressway Co., Ltd. - Class H	2,956,000	2,374,073
Grupo Aeroportuario del Centro Norte SAB de CV	1,216,552	9,353,338
Gujarat Pipavav Port Ltd.	2,135,009	2,615,663
Sumitomo Warehouse Co., Ltd. (The)	168,800	2,507,553

		16,850,627

		236,494,265

Consumer Discretionary – 14.4%
Auto Components – 3.0%
Faurecia SE (Paris)(a)	614,026	9,293,494
Mahle-Metal Leve SA	391,800	2,272,876
Motherson Sumi Wiring India Ltd.	3,469,620	2,442,194
NGK Spark Plug Co., Ltd.	143,300	2,626,269
PWR Holdings Ltd.	345,112	2,515,347
Schaeffler AG (Preference Shares)	451,184	3,047,898
Tianneng Power International Ltd.	2,156,000	2,269,933
Toyo Tire Corp.	672,794	7,572,436
Tube Investments of India Ltd.	78,705	2,620,176

		34,660,623

Automobiles – 0.5%
Piaggio & C SpA	1,984,869	5,954,894

Company	Shares	U.S. $ Value

Diversified Consumer Services – 0.6%
Benesse Holdings, Inc.	464,800	$7,066,817

Hotels, Restaurants & Leisure – 4.0%
Domino’s Pizza Group PLC	715,871	2,539,237
Entain PLC	459,752	7,321,576
Greggs PLC	93,624	2,630,568
Jollibee Foods Corp.	2,325,880	9,608,341
Jumbo Interactive Ltd.	276,764	2,627,474
KFC Holdings Japan Ltd.	126,400	2,652,217
Kindred Group PLC (SDR)	792,369	8,261,808
Tongcheng Travel Holdings Ltd.(a)	4,162,000	9,941,168

		45,582,389

Household Durables – 0.6%
Ki-Star Real Estate Co., Ltd.	181,500	6,308,499

Leisure Products – 1.0%
BRP, Inc.	108,845	8,298,426
Sega Sammy Holdings, Inc.	168,400	2,542,749

		10,841,175

Multiline Retail – 0.3%
Europris ASA(b)	429,414	3,008,111

Specialty Retail – 1.8%
ABC-Mart, Inc.	136,200	7,699,422
Delek Automotive Systems Ltd.	185,346	2,171,299
EDION Corp.	259,400	2,537,003
Kohnan Shoji Co., Ltd.	88,900	2,308,025
Mobilezone Holding AG (REG)	81,487	1,351,477
Pet Valu Holdings Ltd.	87,322	2,523,567
Sleep Country Canada Holdings, Inc.(b)	126,266	2,142,978

		20,733,771

Textiles, Apparel & Luxury Goods – 2.6%
Asics Corp.	395,000	8,682,453
Handsome Co., Ltd.	76,556	1,643,282
HUGO BOSS AG	102,391	5,919,232
JNBY Design Ltd.(b)	1,194,500	1,419,361
Marimekko Oyj	272,246	2,552,715
Pandora A/S	131,661	9,305,994

		29,523,037

		163,679,316

Financials – 12.1%
Banks – 6.3%
Aozora Bank Ltd.	68,800	1,352,240
Banco de Sabadell SA	7,857,862	7,386,098
Bank of Ireland Group PLC	1,672,646	15,939,170
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	26,736,700	2,309,996
Bank Pembangunan Daerah Jawa Timur Tbk PT	47,991,500	2,189,434
Bankinter SA	455,519	3,051,764
BAWAG Group AG(a) (b)	162,574	8,663,611
BNK Financial Group, Inc.	438,540	2,259,222
Close Brothers Group PLC	220,454	2,772,349
Federal Bank Ltd.	3,038,794	5,111,137

Company	Shares	U.S. $ Value

Kiatnakin Phatra Bank PCL	1,190,500	$2,532,602
Seven Bank Ltd.	660,900	1,317,723
Spar Nord Bank A/S	203,170	3,111,187
SpareBank 1 SMN	84,988	1,104,027
Sydbank AS	82,108	3,453,989
Virgin Money UK PLC	3,966,649	8,723,233

		71,277,782

Capital Markets – 2.3%
Azimut Holding SpA	125,335	2,804,469
Banca Generali SpA	74,870	2,570,038
IG Group Holdings PLC	1,080,212	10,178,091
Intermediate Capital Group PLC	523,670	7,230,403
Man Group PLC/Jersey	1,060,995	2,729,788
Polar Capital Holdings PLC	170,419	982,754

		26,495,543

Consumer Finance – 0.6%
Jaccs Co., Ltd.	93,300	2,919,313
Shriram Finance Ltd.	230,471	3,837,266

		6,756,579

Diversified Financial Services – 0.2%
REC Ltd.	1,952,865	2,752,251

Insurance – 1.8%
Beazley PLC	686,087	5,611,105
Coface SA	221,194	2,871,797
Hiscox Ltd.	421,588	5,558,398
Protector Forsikring ASA	197,244	2,523,999
SCOR SE	154,969	3,570,679

		20,135,978

Thrifts & Mortgage Finance – 0.9%
Home Capital Group, Inc.	283,083	8,902,271
OSB Group PLC	242,519	1,402,251

		10,304,522

		137,722,655

Materials – 10.4%
Chemicals – 3.8%
Castrol India Ltd.	1,583,884	2,364,404
Dongjin Semichem Co., Ltd.	61,143	1,460,445
EID Parry India Ltd.	331,830	2,282,006
Elkem ASA(a) (b)	689,240	2,480,787
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,263,889	8,486,629
Hansol Chemical Co., Ltd.	29,811	4,390,537
Incitec Pivot Ltd.	3,222,174	8,202,436
Polyplex Corp. Ltd.	76,751	1,478,030
Tosoh Corp.	509,900	6,063,546
Zeon Corp.	539,700	5,430,902

		42,639,722

Construction Materials – 0.2%
CSR Ltd.	835,020	2,670,207

Company	Shares	U.S. $ Value

Containers & Packaging – 1.2%
Orora Ltd.	3,233,115	$6,328,281
Rengo Co., Ltd.	1,089,400	7,475,930

		13,804,211

Metals & Mining – 4.1%
APERAM SA	184,344	5,846,209
Central Asia Metals PLC	917,887	2,752,005
Champion Iron Ltd.	403,205	1,994,841
Endeavour Mining PLC	354,245	7,581,994
Fushan International Energy Group Ltd.	5,902,000	1,882,334
Grange Resources Ltd.	4,157,231	2,384,528
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class D	3,195,409	3,068,866
Lundin Mining Corp.	970,459	5,956,067
OZ Minerals Ltd.	391,091	7,371,739
Pan African Resources PLC	11,082,241	2,194,519
Perenti Global Ltd.(a)	3,702,232	3,315,864
SSAB AB - Class B	519,620	2,706,730

		47,055,696

Paper & Forest Products – 1.1%
Daiken Corp.	165,700	2,627,250
Interfor Corp.(a)	456,152	7,074,736
Ta Ann Holdings Bhd	2,960,400	2,541,570

		12,243,556

		118,413,392

Information Technology – 10.0%
Communications Equipment – 0.7%
Sterlite Technologies Ltd.	2,860,052	6,073,925
VTech Holdings Ltd.	282,700	1,818,025

		7,891,950

Electronic Equipment, Instruments & Components – 1.6%
Anritsu Corp.	238,600	2,323,390
E Ink Holdings, Inc.	1,923,000	10,070,199
Kaga Electronics Co., Ltd.	78,800	2,431,809
SOLUM Co., Ltd.(a)	87,080	1,204,603
Test Research, Inc.	1,013,000	2,092,452

		18,122,453

IT Services – 0.7%
Computacenter PLC	88,353	2,051,792
NSD Co., Ltd.	58,700	1,014,456
Sonata Software Ltd.	374,172	2,560,157
Transcosmos, Inc.	111,200	2,730,724

		8,357,129

Semiconductors & Semiconductor Equipment – 4.9%
ASPEED Technology, Inc.	27,000	1,473,896
BE Semiconductor Industries NV	22,413	1,365,868
Elan Microelectronics Corp.	469,000	1,307,484
Elite Semiconductor Microelectronics Technology, Inc.	337,000	709,008
Himax Technologies, Inc. (ADR)	607,023	3,769,613

Company	Shares	U.S. $ Value

LX Semicon Co., Ltd.	35,463	$2,022,434
Melexis NV	35,991	3,132,868
Micronics Japan Co., Ltd.	237,200	2,323,687
Nanya Technology Corp.	2,879,000	4,781,032
Optorun Co., Ltd.	341,300	5,773,663
Phison Electronics Corp.	137,000	1,399,043
Pixart Imaging, Inc.	310,000	970,317
Rorze Corp.	91,900	4,908,558
Sanken Electric Co., Ltd.	150,600	7,420,987
SCREEN Holdings Co., Ltd.	39,700	2,531,564
Siltronic AG	42,985	3,126,745
Sino-American Silicon Products, Inc.	451,000	2,040,734
Sitronix Technology Corp.	163,000	937,979
Tokyo Seimitsu Co., Ltd.	75,800	2,448,968
u-blox Holding AG	21,283	2,540,574

		54,985,022

Software – 1.4%
Absolute Software Corp.	239,198	2,497,976
Fortnox AB	501,958	2,279,333
Iress Ltd.	399,772	2,584,091
SimCorp A/S	43,909	3,023,267
Tanla Platforms Ltd.	659,924	5,669,105

		16,053,772

Technology Hardware, Storage & Peripherals – 0.7%
Asia Vital Components Co., Ltd.	2,316,000	8,406,358

		113,816,684

Communication Services – 7.6%
Diversified Telecommunication Services – 0.5%
ARTERIA Networks Corp.	276,200	2,602,261
Telecom Egypt Co.	3,021,580	3,063,733

		5,665,994

Entertainment – 3.8%
Capcom Co., Ltd.	288,300	9,202,676
CTS Eventim AG & Co. KGaA(a)	41,003	2,602,825
GungHo Online Entertainment, Inc.	438,400	7,081,056
International Games System Co., Ltd.	904,000	12,725,332
Rovio Entertainment Oyj(b)	414,235	2,698,396
Soft-World International Corp.	482,000	1,249,892
Ubisoft Entertainment SA(a)	239,899	6,777,341

		42,337,518

Interactive Media & Services – 0.1%
AfreecaTV Co., Ltd.	24,970	1,411,001

Media – 3.2%
Affle India Ltd.(a)	40,671	528,377
Criteo SA (Sponsored ADR)(a)	278,893	7,267,952
IPSOS	23,270	1,457,369
Kadokawa Corp.	451,100	8,240,817
Perion Network Ltd.(a)	24,993	619,809
Rightmove PLC	412,010	2,548,873
Stroeer SE & Co. KGaA	143,511	6,676,961
Sun TV Network Ltd.	1,339,249	7,887,979

Company	Shares	U.S. $ Value

Television Francaise 1	183,883	$1,411,635

		36,639,772

		86,054,285

Health Care – 6.7%
Biotechnology – 1.3%
BioGaia AB - Class B	114,043	913,134
Clinuvel Pharmaceuticals Ltd.	182,141	2,662,745
Hugel, Inc.(a)	76,845	8,207,812
Pharma Mar SA	35,848	2,469,147

		14,252,838

Health Care Equipment & Supplies – 2.9%
Chularat Hospital PCL - Class F	24,378,800	2,590,269
ConvaTec Group PLC(b)	2,993,112	8,382,714
Eiken Chemical Co., Ltd.	183,500	2,371,801
Getinge AB - Class B	351,161	7,300,846
LivaNova PLC(a)	135,404	7,520,338
Revenio Group Oyj	60,097	2,484,925
Riverstone Holdings Ltd.	5,278,200	2,422,211

		33,073,104

Health Care Providers & Services – 0.4%
Australian Clinical Labs Ltd.(b)	1,087,225	2,209,136
Odontoprev SA	1,309,180	2,238,681

		4,447,817

Life Sciences Tools & Services – 0.5%
Chemometec A/S(a)	23,263	2,319,514
Gerresheimer AG	54,670	3,657,170

		5,976,684

Pharmaceuticals – 1.6%
Chong Kun Dang Pharmaceutical Corp.	17,669	1,153,418
Faes Farma SA	496,093	1,864,125
Huons Co., Ltd.	37,076	858,117
Hypera SA	1,106,000	9,483,694
Mega Lifesciences PCL	1,867,400	2,520,599
Sanofi India Ltd.	29,225	2,057,615

		17,937,568

		75,688,011

Real Estate – 5.9%
Equity Real Estate Investment Trusts (REITs) – 3.5%
AIMS APAC REIT	2,543,900	2,357,009
Allied Properties Real Estate Investment Trust	124,891	2,361,307
AREIT, Inc.	3,728,600	2,371,110
CapitaLand China Trust	3,356,400	2,807,886
Charter Hall Retail REIT	2,876,456	7,429,219
H&R Real Estate Investment Trust	278,746	2,493,068
Immobiliare Grande Distribuzione SIIQ SpA	766,988	2,555,667
Keppel Pacific Oak US REIT(b)	4,287,700	1,973,577
Killam Apartment Real Estate Investment Trust	590,138	7,065,094
Manulife US Real Estate Investment Trust(b)	6,430,600	1,929,887

Company	Shares	U.S. $ Value

Morguard North American Residential Real Estate Investment Trust	185,002	$2,213,466
Regional REIT Ltd.(b)	3,060,238	2,182,808
Sasseur Real Estate Investment Trust(b)	4,557,700	2,569,064

		40,309,162

Real Estate Management & Development – 2.4%
CA Immobilien Anlagen AG	345,323	10,426,323
Farglory Land Development Co., Ltd.	3,108,000	5,743,010
Grand City Properties SA	397,500	3,909,702
IWG PLC(a)	1,904,737	3,805,642
Kerry Properties Ltd.	1,337,500	2,901,627

		26,786,304

		67,095,466

Energy – 4.6%
Energy Equipment & Services – 0.3%
Pason Systems, Inc.	227,239	2,675,177

Oil, Gas & Consumable Fuels – 4.3%
Baytex Energy Corp.(a)	179,686	806,862
Beach Energy Ltd.	8,909,121	9,674,021
BW LPG Ltd.(b)	269,810	2,091,738
Cosmo Energy Holdings Co., Ltd.	265,500	7,027,818
Harbour Energy PLC	334,352	1,233,849
Itochu Enex Co., Ltd.	315,200	2,512,865
New Hope Corp., Ltd.	311,117	1,336,144
Petroreconcavo SA	383,300	2,395,972
Semirara Mining & Power Corp.	4,636,700	2,884,644
Serica Energy PLC	632,450	2,195,248
Spartan Delta Corp.	249,280	2,752,390
Star Petroleum Refining PCL	15,255,500	4,712,974
Thungela Resources Ltd.	77,067	1,300,461
VERBIO Vereinigte BioEnergie AG	31,524	2,043,778
Vermilion Energy, Inc.	115,242	2,040,141
Whitecap Resources, Inc.	376,248	2,984,419
Whitehaven Coal Ltd.	181,240	1,154,669

		49,147,993

		51,823,170

Consumer Staples – 3.5%
Beverages – 0.8%
Royal Unibrew A/S	125,134	8,893,318

Food & Staples Retailing – 1.7%
Arcs Co., Ltd.	161,000	2,683,876
Axfood AB	103,122	2,827,679
Grupo Comercial Chedraui SA de CV	581,819	2,478,773
Sendas Distribuidora SA	1,937,453	7,159,600
Sheng Siong Group Ltd.	2,090,200	2,572,333
Sonae SGPS SA	1,936,770	1,940,274

		19,662,535

Food Products – 1.0%
Astral Foods Ltd.	242,338	2,321,225
Austevoll Seafood ASA	638,154	5,755,595
Hokuto Corp.	118,600	1,691,597

Company	Shares	U.S. $ Value

Marfrig Global Foods SA	1,106,000	$1,794,689

		11,563,106

		40,118,959

Utilities – 2.3%
Electric Utilities – 0.5%
Genesis Energy Ltd.	2,991,078	4,895,497

Independent Power and Renewable Electricity Producers – 1.2%
Capital Power Corp.	403,273	13,798,847

Multi-Utilities – 0.6%
Sembcorp Industries Ltd.	2,269,500	5,730,009
Telecom Plus PLC	51,198	1,355,243

		7,085,252

		25,779,596

Total Common Stocks (cost $1,119,462,320)		1,116,685,799

SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.12%(c) (d) (e) (cost $12,259,389)	12,259,389	12,259,389

Total Investments – 99.5% (cost $1,131,721,709)(f)		1,128,945,188
Other assets less liabilities – 0.5%		5,692,919

Net Assets – 100.0%		$1,134,638,107

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	GBP	3,063	USD	3,762	01/18/2023	$57,272
Bank of America, NA	CAD	10,586	USD	7,884	01/19/2023	64,825
Bank of America, NA	USD	10,224	KRW	14,612,836	01/30/2023	1,384,716
Bank of America, NA	USD	2,815	SEK	29,506	02/03/2023	16,929
Bank of America, NA	CNH	18,854	USD	2,634	02/16/2023	(99,328)
Barclays Bank PLC	BRL	15,763	USD	2,999	01/04/2023	13,228
Barclays Bank PLC	USD	3,021	BRL	15,763	01/04/2023	(35,505)
Barclays Bank PLC	USD	3,397	KRW	4,525,019	01/30/2023	197,971
BNP Paribas SA	AUD	5,930	USD	3,836	01/19/2023	(203,541)
Citibank, NA	GBP	16,165	USD	19,255	01/18/2023	(295,012)
Citibank, NA	USD	4,969	AUD	7,832	01/19/2023	366,321
Citibank, NA	USD	8,441	CAD	11,519	01/19/2023	67,299
Citibank, NA	PHP	498,078	USD	8,347	01/26/2023	(605,853)
Citibank, NA	DKK	50,171	USD	7,033	02/03/2023	(205,076)
Citibank, NA	USD	7,994	INR	664,625	03/16/2023	1,565
Deutsche Bank AG	ILS	5,623	USD	1,584	01/19/2023	(17,008)
Deutsche Bank AG	USD	3,654	ILS	12,411	01/19/2023	(121,195)
Goldman Sachs Bank USA	JPY	455,063	USD	3,367	02/09/2023	(116,177)
Goldman Sachs Bank USA	USD	5,984	MYR	26,120	03/16/2023	6,697
HSBC Bank USA	USD	12,759	ILS	44,507	01/19/2023	(90,394)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	BRL	39,794	USD	7,627	01/04/2023	$89,633
Morgan Stanley Capital Services, Inc.	BRL	24,031	USD	4,430	01/04/2023	(121,537)
Morgan Stanley Capital Services, Inc.	USD	12,167	BRL	63,825	01/04/2023	(78,116)
Morgan Stanley Capital Services, Inc.	HKD	20,022	USD	2,553	01/12/2023	(12,749)
Morgan Stanley Capital Services, Inc.	USD	4,429	AUD	7,001	01/19/2023	340,178
Morgan Stanley Capital Services, Inc.	USD	6,330	CAD	8,677	01/19/2023	78,893
Morgan Stanley Capital Services, Inc.	BRL	39,794	USD	7,520	02/02/2023	23,688
Morgan Stanley Capital Services, Inc.	NZD	6,812	USD	4,202	02/02/2023	(124,972)
Morgan Stanley Capital Services, Inc.	USD	4,363	NZD	6,812	02/02/2023	(35,927)
Morgan Stanley Capital Services, Inc.	USD	3,452	JPY	455,063	02/09/2023	31,478
Morgan Stanley Capital Services, Inc.	USD	14,627	CHF	13,531	03/01/2023	95,958
Morgan Stanley Capital Services, Inc.	SGD	11,817	USD	8,778	03/02/2023	(52,936)
Morgan Stanley Capital Services, Inc.	USD	4,091	TWD	124,238	03/16/2023	(17,985)
Natwest Markets PLC	USD	5,633	CNH	40,306	02/16/2023	209,661
Societe Generale	CAD	4,815	USD	3,579	01/19/2023	22,360
Standard Chartered Bank	TWD	124,238	USD	4,134	03/16/2023	61,639
State Street Bank & Trust Co.	USD	2,553	HKD	20,022	01/12/2023	12,527
State Street Bank & Trust Co.	THB	165,308	USD	4,679	01/19/2023	(101,026)
UBS AG	USD	3,273	IDR	50,440,802	01/26/2023	(23,142)
UBS AG	EUR	25,600	USD	27,024	02/27/2023	(479,788)

						$305,571

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2022, the aggregate market value of these securities amounted to $56,916,399 or 5.0% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of December 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $145,416,083 and gross unrealized depreciation of investments was $(147,887,033), resulting in net unrealized depreciation of $(2,470,950).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MYR – Malaysian Ringgit

NZD – New Zealand Dollar

PHP – Philippine Peso

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

REIT – Real Estate Investment Trust

SDR – Swedish Depositary Receipt

COUNTRY BREAKDOWN1

December 31, 2022 (unaudited)

21.0%	Japan
10.8%	United Kingdom
6.4%	Canada
6.2%	Australia
5.2%	India
5.1%	Taiwan
3.7%	France
3.4%	Germany
3.3%	Sweden
3.0%	Denmark
2.3%	South Korea
2.2%	Brazil
2.2%	Singapore
24.1%	Other
1.1%	Short-Term Investments

100.0%	Total Investments

1

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Schedule of Investments” section of the report for additional details). “Other” country weightings represent 1.9% or less in the following: Austria, Belgium, Burkina Faso, Chile, China, Egypt, Finland, Hong Kong, Indonesia, Ireland, Israel, Italy, Luxembourg, Malaysia, Malta, Mexico, Netherlands, New Zealand, Norway, Philippines, Portugal, South Africa, Spain, Switzerland, Thailand, Turkey and United States.

Bernstein Fund, Inc.

International Small Cap Portfolio

December 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2022:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Industrials	$55,312,955	$181,181,310		$—	$236,494,265
Consumer Discretionary	15,504,208	148,175,108		—	163,679,316
Financials	12,195,021	125,527,634		—	137,722,655
Materials	23,364,802	95,048,590		—	118,413,392
Information Technology	6,267,589	107,549,095		—	113,816,684
Communication Services	7,267,952	78,786,333		—	86,054,285
Health Care	7,520,338	68,167,673		—	75,688,011
Real Estate	16,315,743	50,779,723		—	67,095,466
Energy	11,258,989	40,564,181		—	51,823,170
Consumer Staples	4,799,998	35,318,961		—	40,118,959
Utilities	13,798,847	11,980,749		—	25,779,596
Short-Term Investments	12,259,389	—		—	12,259,389

Total Investments in Securities	185,865,831	943,079,357	(a)	—	1,128,945,188
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	3,142,838		—	3,142,838
Liabilities:
Forward Currency Exchange Contracts	—	(2,837,267)		—	(2,837,267)

Total	$185,865,831	$943,384,928		$—	$1,129,250,759

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2022 is as follows:

Fund	Market Value 09/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$18,404	$51,683	$57,828	$12,259	$114